Organization and Principal Activities - Consolidated operating results and cash flows of Group VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable interest entity
Total net revenues	$ 574,897	¥ 3,740,455	¥ 2,593,822	¥ 1,743,128
Net (loss)/income	20,503	133,409	(44,573)	(222,003)
Net cash (used in)/provided by operating activities	(27,208)	(177,019)	(250,668)	(126,759)
Net cash used in investing activities	(47,890)	(311,581)	(11,666)	(15,386)
Net cash provided by financing activities	138,074	898,343	44,269	365,179
Net (decrease)/ increase in Cash	62,976	409,743	(218,065)	223,034
Cash at the beginning of the year	8,539	55,555	284,622	71,783
Cash at the end of the year	$ 69,690	453,425	55,555	284,622
VIEs
Variable interest entity
Total net revenues		3,504,055	2,378,837	1,589,400
Net (loss)/income		169,851	(10,160)	(160,836)
Net cash (used in)/provided by operating activities		(19,779)	(98,799)	2,772
Net cash used in investing activities		(11,996)	(5,845)	(9,754)
Net cash provided by financing activities		101,599	55,000	58,790
Net (decrease)/ increase in Cash		69,824	(49,644)	51,808
Cash at the beginning of the year		46,398	96,042	44,234
Cash at the end of the year		¥ 116,222	¥ 46,398	¥ 96,042